Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.89867%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,335,110.75

Principal:
Principal Collections	$22,714,698.87
Prepayments in Full	$11,246,403.60
Liquidation Proceeds	$345,964.69
Recoveries	$39,531.96
Sub Total	$34,346,599.12
Collections	$37,681,709.87

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,681,709.87

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,681,709.87
Servicing Fee	$677,758.25	$677,758.25	$0.00	$0.00	$37,003,951.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,003,951.62
Interest - Class A-2a Notes	$331,885.94	$331,885.94	$0.00	$0.00	$36,672,065.68
Interest - Class A-2b Notes	$211,821.06	$211,821.06	$0.00	$0.00	$36,460,244.62
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$34,334,650.87
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$34,048,713.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,048,713.37
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$33,853,616.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,853,616.37
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$33,714,007.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,714,007.20
Regular Principal Payment	$30,962,224.30	$30,962,224.30	$0.00	$0.00	$2,751,782.90
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,751,782.90
Residual Released to Depositor	$0.00	$2,751,782.90	$0.00	$0.00	$0.00
Total		$37,681,709.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,962,224.30
Total					$30,962,224.30

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,536,869.59	$67.13	$331,885.94	$1.27	$17,868,755.53	$68.40
Class A-2b Notes	$13,425,354.71	$67.13	$211,821.06	$1.06	$13,637,175.77	$68.19
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$30,962,224.30	$23.53	$3,289,944.42	$2.50	$34,252,168.72	$26.03

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$70,116,748.36	0.2683895	$52,579,878.77	0.2012627
Class A-2b Notes	$53,677,893.48	0.2683895	$40,252,538.77	0.2012627
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$713,324,641.84	0.5421306	$682,362,417.54	0.5185992

Pool Information
Weighted Average APR	5.198%	5.229%
Weighted Average Remaining Term	43.64	42.91
Number of Receivables Outstanding	28,924	28,254
Pool Balance	$813,309,899.74	$778,711,095.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$748,550,582.95	$717,069,376.58
Pool Factor	0.5634759	0.5395052

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$61,641,718.99
Targeted Overcollateralization Amount	$96,348,678.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,348,678.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$291,737.01
(Recoveries)		40	$39,531.96
Net Loss for Current Collection Period			$252,205.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3721%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7881%
Second Prior Collection Period			0.4994%
Prior Collection Period			0.8113%
Current Collection Period			0.3802%
Four Month Average (Current and Prior Three Collection Periods)			0.6198%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,112	$5,880,358.05
(Cumulative Recoveries)			$336,016.74
Cumulative Net Loss for All Collection Periods			$5,544,341.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3841%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,288.09
Average Net Loss for Receivables that have experienced a Realized Loss			$4,985.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	209	$8,139,413.78
61-90 Days Delinquent	0.09%	21	$733,068.31
91-120 Days Delinquent	0.03%	9	$259,775.20
Over 120 Days Delinquent	0.09%	15	$684,350.15
Total Delinquent Receivables	1.26%	254	$9,816,607.44

Repossession Inventory:
Repossessed in the Current Collection Period		16	$591,216.23
Total Repossessed Inventory		33	$1,422,331.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2303%
Prior Collection Period			0.1729%
Current Collection Period			0.1593%
Three Month Average			0.1875%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2154%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$2,797,921.25
2 Months Extended	86	$3,543,498.32
3+ Months Extended	24	$1,038,358.99

Total Receivables Extended	187	$7,379,778.56
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer